EARNINGS (LOSS) PER ORDINARY SHARE - Dilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of earnings per share [Abstract]
Ordinary shares (in shares)	417,272,178	416,399,307	414,407,622
Fully vested options and currently exercisable (in shares)	2,483,449	2,634,209	3,942,155
Weighted average number of shares (in shares)	419,755,627	419,033,516	418,349,777
Dilutive potential of share options (in shares)	301,076	447,934	0
Fully diluted number of ordinary shares (in shares)	420,056,703	419,481,450	418,349,777
Number of share options that could potentially dilute basic earnings in future but not included as effect was anti-dilutive (in shares)	0	0	517,186